Schedule of Stock Option Activities and Related Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
No. of Stock Option, Beginning Balance	538,618	105,090	105,090	114,301
Weighted-Average Exercise Price, Beginning Balance	$ 11.25	$ 98.55	$ 98.55	$ 108.62
Weighted-Average Remaining Contractual Life, Ending	9 years	1 year	9 years 3 months 18 days	7 months 24 days	1 year 7 months 24 days
No. of Stock Option, Beginning Balance		127,153
Weighted-Average Exercise Price, Granted		$ 3.40	$ 3.89
Weighted-Average Remaining Contractual Life, Granted		1 year 3 months 18 days	9 years 6 months
No. of Stock Option, Beginning Balance		(20,731)	(107,299)
No. of Stock Option, Cancelled / Forfeited				(9,211)
Weighted-Average Grant Date Exercise Price, Cancelled/Forfeited				$ (76.60)
No. of Stock Option, Beginning Balance	538,618	211,512	538,618	105,090	114,301
Weighted-Average Exercise Price, Ending Balance	$ 11.25	$ 44.24	$ 11.25	$ 98.55	$ 108.62
No. of Stock Option, Vested and expected			$ 538,618
Weighted-Average Grant Date Exercise Price, Vested and expected Ending Balance			$ 11.25
Weighted-Average Remaining Contractual Life, Vested and expected Ending			9 years 3 months 18 days
No. of Stock Option, Beginning Balance
Weighted-Average Exercise Price, Exercised
No. of Stock Option, Beginning Balance
Weighted-Average Exercise Price, Expired
Weighted-Average Exercise Price, Cancelled/Forfeited		$ (69.07)
No. of Stock Option, Beginning Balance	538,618
Weighted-Average Exercise Price, Ending Balance	$ 11.25
Weighted-Average Remaining Contractual Life, Ending	9 years
Previously Reported [Member]
Weighted-Average Remaining Contractual Life, Ending				8 months 12 days
No. of Stock Option, Beginning Balance			540,827